Fees Summary	Sep. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Fee Amount	$ 3,500.93
Total Transaction Valuation	25,350,664.17	[1]
Total Offset Amount	0
Net Fee	$ 3,500.93
Offset Table N/A	N/A

[1]	Estimated for purposes of calculating the amount of the filing fee only. Calculated as the aggregate maximum purchase price for shares of beneficial interest.